COMPENSATION EXPENSE	12 Months Ended
Dec. 31, 2023
Share-based and Other Payment Arrangements [Abstract]
COMPENSATION EXPENSE	COMPENSATION EXPENSE The breakdown of compensation expense, including the annual incentive plan (“AIP”) and long-term incentive plan (“LTIP”) related to various compensation arrangements, is set out below. AIP awards include both short-term (cash and one-year DSUs) and long-term (three-year DSUs, stock options, restricted shares and PSUs) incentives.
Compensation expense is comprised of the following:

(in thousands of U.S. dollars)
For the years ended December 31	2023	2022

Salaries and benefits	$53,672	$55,040
Annual incentive plan ("AIP")	28,702	27,201
Long-term incentive plan ("LTIP")	6,969	17,015
Total compensation expense	$89,343	$99,256

The changes to the balances of the various cash-based and equity-based arrangements during the period are detailed in the sections below.

Annual incentive plan

(in thousands of U.S. dollars)
For the years ended December 31	2023	2022

Cash-based	$12,519	$20,307
Equity-based	16,183	6,894
Total AIP expense	$28,702	$27,201
The Company’s AIP provides for an aggregate bonus pool based on the sum of all employees’ individual AIP targets. The portion of the pool attributable to senior executive management is market-benchmarked and subject to an adjustment factor, as approved by the Board, of between 50% and 150%, based on achievement of Company performance objectives determined by the Board at the beginning of each year. The final pool is then allocated among employees based on individual and collective performance. AIP awards are made in cash and equity-based grants, with the proportion of equity-based awards being correlated to the seniority of an individual’s role within the Company.
Cash-based AIP expense

For the year ended December 31, 2023, the Company recognized $12,519 in cash-based AIP expense (2022 - $20,307), of which $12,383 relates to current-year entitlements, and the remainder relates to prior-year adjustments that were paid during 2023.

The following table summarizes the movement in the AIP liability:

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022
Balance, beginning of year	$3,697	$73
AIP expense	12,519	20,307
Payments	(14,213)	(16,186)
Translation adjustment	170	(497)
Balance, end of year	$2,173	$3,697

Equity-based AIP expense

The transactions contemplated by the Arrangement Agreement (collectively, the "Go-Private Transaction") will result in an acceleration in vesting of all of the Company's outstanding equity-based compensation. Furthermore, pursuant to the plan of arrangement contemplated under the Arrangement Agreement, all of the Company's outstanding equity-based compensation will be settled in cash. Consequently, the Go-Private Transaction will result in a change in the vesting period for the equity-based compensation, and the amortization of equity-based compensation issued before December 31, 2023 will be accelerated in accordance with the modification rule outlined in IFRS 2, Share-based Payments.

For the year ended December 31, 2023, the Company recorded $16,183 in equity-based AIP expense (2022 - $6,894), of which $5,421 (2022 - $3,234) relates to current-year entitlements and $10,762 (2022 - $3,660) relates to the amortization of PSUs, DSUs, stock options and restricted shares granted in prior years, along with the revaluation of PSUs at each reporting date, as the total liability amount is dependent on the Company's share price. The total equity-based AIP expense of $16,183 includes the effect of $4,470 resulting from the accelerated vesting as of December 31, 2023 noted above.

The following table summarizes the movement in the PSU liability:

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022
Balance, beginning of year	$6,630	$12,064
PSU expense	5,690	1,889
Payments	(4,010)	(7,061)
Translation adjustment	116	(262)
Balance, end of year	$8,426	$6,630

Long-term incentive plan

(in thousands of U.S. dollars)
For the years ended December 31	2023	2022

Cash-based	$6,969	$16,635
Equity-based	—	380
Total LTIP expense	$6,969	$17,015

Cash-based LTIP expense
A liability for cash-component LTIP awards is accrued based on expected performance fees that would be generated from the fair value of the assets within each Investment Vehicle but disbursed only when such performance fees are earned and recognized as revenue. Changes in LTIP are primarily caused by changes to fair values of the underlying investments, which result from timing and cash flow changes at the project level of each Investment Vehicle, and changing business conditions.For the year ended December 31, 2023, the Company increased its accrual related to cash-component LTIP by $6,969 (2022 - increase of $16,635) as a result of an increase in expected future performance fees from Investment Vehicles that will be paid to management when cash is received from each investment over time.
The following table summarizes the movement in the LTIP liability:

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022
Balance, beginning of year	$25,244	$21,431
LTIP expense	6,969	16,635
Payments	(4,432)	(11,685)
Translation adjustment	368	(1,137)
Balance, end of year	$28,149	$25,244

Equity-based LTIP expense

For the year ended December 31, 2023, the Company recorded no equity-based LTIP expense (2022 - $380) related to DSUs granted in prior years. LTIP expense related to income from THP1 US (a U.S. residential development investment) was paid in DSUs vesting in equal tranches over a three- to five-year period commencing on the anniversary date of each grant in past years. The LTIP was amended in 2022 to provide that this expense would be settled in cash only going forward.

Stock option plan

For the year ended December 31, 2023, the Company recorded a stock option expense under the AIP of $2,239 (2022 - $275).

The following tables summarize the movement in the stock option plan during the years ended December 31, 2023 and December 31, 2022.

	TSX		NYSE
For the year ended December 31, 2023	Number of options	Weighted average exercise price (CAD)	Number of options	Weighted average exercise price (USD)

Opening balance - outstanding	3,443,770	$10.61	395,953	$8.54
Granted	112,000	11.27	—	—
Exercised	(225,000)	8.85	—	—
Cancelled	(95,000)	10.81	—	—
Ending balance - outstanding	3,235,770	$10.75	395,953	$8.54

	TSX		NYSE
For the year ended December 31, 2022	Number of options	Weighted average exercise price (CAD)	Number of options	Weighted average exercise price (USD)

Opening balance - outstanding	1,985,563	$10.45	31,764	$14.67
Granted	1,466,541	10.81	364,189	8.00
Exercised	(8,334)	9.81	—	—
Ending balance - outstanding	3,443,770	$10.61	395,953	$8.54
The following table presents the inputs used to value the stock options granted in 2023 and 2022:

For the year ended December 31	2023		2022
	TSX	NYSE	TSX	NYSE
Risk-free interest rate (%)	3.53	—	2.86	3.58
Expected option life (years)	5.18	—	5.16	5.15
Expected volatility (%)	28.13	—	27.70	27.70
The following table summarizes the stock options outstanding as at December 31, 2023:

		December 31, 2023
Grant date	Expiration date	Options outstanding	Options exercisable	Exercise price of outstanding options (CAD)	Exercise price of outstanding options (USD)

November 14, 2016	November 14, 2023(1)	325,000	325,000	$8.85	$—
December 15, 2017	December 15, 2024	800,000	800,000	11.35	—
December 17, 2018	December 17, 2025	401,959	401,959	9.81	—
December 15, 2020	December 15, 2027	199,380	199,380	11.50	—
December 15, 2021	December 15, 2028	25,890	19,935	18.85	—
December 15, 2021	December 15, 2028	31,764	18,501	—	14.67
December 15, 2022	December 15, 2029	1,371,541	496,832	10.81	—
December 15, 2022	December 15, 2029	364,189	76,725	—	8.00
March 6, 2023	March 6, 2030	112,000	—	11.27	—
Total		3,631,723	2,338,332	$10.75	$8.54
(1) The Company has been under a trading blackout under its disclosure and insider trading policy since prior to the expiry date of these stock options. The provisions of the stock option plan automatically extend this expiry date until after the Company comes out of blackout.

AIP liability is recorded within amounts payable and accrued liabilities, and the equity component is included in the contributed surplus. The breakdown is presented below.

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022
Amounts payable and accrued liabilities(1)	$10,599	$10,327
Equity - contributed surplus	24,909	15,784
Total AIP	$35,508	$26,111
(1) This balance includes outstanding PSU liability of $8,426 (2022 - $6,630) and cash-based AIP liability of $2,173 (2022 - $3,697).

LTIP liability and equity components are presented on the balance sheet as follows:

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022
LTIP - liability	$28,149	$25,244
Equity - contributed surplus	3,591	5,685
Total LTIP	$31,740	$30,929